UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05719
BNY Mellon Stock Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
ITEM 1 - Reports to Stockholders
BNY Mellon Stock Index Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Initial Shares
This annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$30	0.27%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Initial Shares returned 24.67%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The U.S. equity markets posted healthy double-digit gains due to resilient economic growth, moderating inflation and rising corporate profits. Large-cap stocks outperformed mid- and small-cap shares by a considerable margin.
  Growth-oriented stocks outperformed value-oriented shares due to the improving economic outlook, rising corporate profits, and the prospect of lower interest rates.
  The best-performing sectors included communication services and information technology, driven by investor enthusiasm for artificial intelligence-related companies. Financials also outperformed due to prospects for reduced regulatory oversight.
  Materials was the only sector to post negative performance during the period.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Initial Shares	24.67%	14.21%	12.81%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$3,443	506	$7,909,942	2.65%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
31.8%
Financials
13.3%
Consumer Discretionary
11.0%
Health Care
9.9%
Communication Services
9.2%
Industrials
8.0%
Consumer Staples
5.4%
Energy
3.1%
Utilities
2.3%
Real Estate
2.0%
Investment Companies
2.0%
Materials
1.9%
Net Other Assets and Liabilities
0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0763AR1224

BNY Mellon Stock Index Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Service Shares
This annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	0.52%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Service Shares returned 24.34%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The U.S. equity markets posted healthy double-digit gains due to resilient economic growth, moderating inflation and rising corporate profits. Large-cap stocks outperformed mid- and small-cap shares by a considerable margin.
  Growth-oriented stocks outperformed value-oriented shares due to the improving economic outlook, rising corporate profits, and the prospect of lower interest rates.
  The best-performing sectors included communication services and information technology, driven by investor enthusiasm for artificial intelligence-related companies. Financials also outperformed due to prospects for reduced regulatory oversight.
  Materials was the only sector to post negative performance during the period.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Service Shares	24.34%	13.92%	12.53%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$3,443	506	$7,909,942	2.65%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0427AR1224

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Ms. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $8,038 in 2023 and $7,332 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $3,737 in 2023 and $3,194 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item,

were $57 in 2023 and $70 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,865,667 in 2023 and $1,429,804 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Stock Index Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Initial Shares
Service Shares

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Stock Index Fund, Inc.
Statement of Investments
December 31, 2024

Description	Shares	Value ($)
Common Stocks — 97.9%
Automobiles & Components — 2.5%
Aptiv PLC (a),(b)	17,488	1,057,674
BorgWarner, Inc.	14,695	467,154
Ford Motor Co.	265,713	2,630,559
General Motors Co.	74,326	3,959,346
Tesla, Inc. (a)	188,885	76,279,318
		84,394,051
Banks — 3.3%
Bank of America Corp.	450,773	19,811,473
Citigroup, Inc.	128,875	9,071,511
Citizens Financial Group, Inc.	29,897	1,308,293
Fifth Third Bancorp	46,863	1,981,368
Huntington Bancshares, Inc.	96,122	1,563,905
JPMorgan Chase & Co.	190,373	45,634,312
KeyCorp	67,187	1,151,585
M&T Bank Corp.	11,417	2,146,510
Regions Financial Corp.	60,770	1,429,310
The PNC Financial Services Group, Inc.	26,644	5,138,296
Truist Financial Corp.	90,256	3,915,305
U.S. Bancorp	104,886	5,016,697
Wells Fargo & Co.	225,158	15,815,098
		113,983,663
Capital Goods — 5.5%
3M Co.	37,044	4,782,010
A. O. Smith Corp.	7,976	544,043
Allegion PLC	5,743	750,495
AMETEK, Inc.	15,608	2,813,498
Axon Enterprise, Inc. (a)	4,907	2,916,328
Builders FirstSource, Inc. (a)	7,916	1,131,434
Carrier Global Corp.	56,731	3,872,458
Caterpillar, Inc.	32,657	11,846,653
Cummins, Inc.	9,264	3,229,430
Deere & Co.	17,185	7,281,285
Dover Corp.	9,204	1,726,670
Eaton Corp. PLC	26,734	8,872,213
Emerson Electric Co.	38,644	4,789,151
Fastenal Co.	38,638	2,778,459
Fortive Corp.	23,439	1,757,925
GE Vernova, Inc.	18,687	6,146,715
Generac Holdings, Inc. (a)	3,949	612,292
General Dynamics Corp.	17,542	4,622,142
General Electric Co.	72,838	12,148,650
Honeywell International, Inc.	44,044	9,949,099
Howmet Aerospace, Inc.	27,415	2,998,379
Hubbell, Inc.	3,447	1,443,914
Huntington Ingalls Industries, Inc.	2,621	495,290
IDEX Corp.	5,247	1,098,145
Illinois Tool Works, Inc.	18,148	4,601,607
Ingersoll Rand, Inc.	27,133	2,454,451

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Capital Goods — 5.5% (continued)
Johnson Controls International PLC	45,412	3,584,369
L3Harris Technologies, Inc.	12,701	2,670,766
Lennox International, Inc.	2,168	1,320,962
Lockheed Martin Corp.	14,222	6,911,039
Masco Corp.	14,941	1,084,268
Nordson Corp.	3,538	740,291
Northrop Grumman Corp.	9,354	4,389,739
Otis Worldwide Corp.	27,120	2,511,583
PACCAR, Inc.	35,591	3,702,176
Parker-Hannifin Corp.	8,577	5,455,229
Pentair PLC	11,901	1,197,717
Quanta Services, Inc. (b)	10,195	3,222,130
Rockwell Automation, Inc.	7,576	2,165,145
RTX Corp.	90,915	10,520,684
Snap-on, Inc.	3,272	1,110,779
Stanley Black & Decker, Inc.	10,591	850,351
Textron, Inc.	13,060	998,959
The Boeing Company (a)	50,334	8,909,118
Trane Technologies PLC	15,225	5,623,354
TransDigm Group, Inc.	3,800	4,815,664
United Rentals, Inc.	4,386	3,089,674
W.W. Grainger, Inc.	3,046	3,210,636
Westinghouse Air Brake Technologies Corp.	11,242	2,131,371
Xylem, Inc.	16,634	1,929,877
		187,808,617
Commercial & Professional Services — 1.1%
Automatic Data Processing, Inc.	27,532	8,059,442
Broadridge Financial Solutions, Inc.	7,804	1,764,406
Cintas Corp.	23,443	4,283,036
Copart, Inc. (a)	59,936	3,439,727
Dayforce, Inc. (a),(b)	11,062	803,544
Equifax, Inc.	8,335	2,124,175
Jacobs Solutions, Inc.	8,253	1,102,766
Leidos Holdings, Inc.	8,986	1,294,523
Paychex, Inc.	22,175	3,109,378
Paycom Software, Inc.	3,147	645,041
Republic Services, Inc.	13,838	2,783,929
Rollins, Inc.	19,017	881,438
Veralto Corp.	16,315	1,661,683
Verisk Analytics, Inc.	9,565	2,634,488
Waste Management, Inc.	24,770	4,998,338
		39,585,914
Consumer Discretionary Distribution & Retail — 6.0%
Amazon.com, Inc. (a)	632,869	138,845,130
AutoZone, Inc. (a)	1,137	3,640,674
Best Buy Co., Inc. (b)	13,164	1,129,471
CarMax, Inc. (a)	11,044	902,957
eBay, Inc.	31,703	1,964,001
Genuine Parts Co.	10,120	1,181,611

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Consumer Discretionary Distribution & Retail — 6.0% (continued)
LKQ Corp.	17,311	636,179
Lowe’s Cos., Inc.	38,675	9,544,990
O’Reilly Automotive, Inc. (a)	3,872	4,591,418
Pool Corp.	2,567	875,193
Ross Stores, Inc.	22,080	3,340,042
The Home Depot, Inc.	67,208	26,143,240
The TJX Companies, Inc.	76,606	9,254,771
Tractor Supply Co.	36,995	1,962,955
Ulta Beauty, Inc. (a)	3,151	1,370,464
		205,383,096
Consumer Durables & Apparel — .7%
D.R. Horton, Inc.	20,005	2,797,099
Deckers Outdoor Corp. (a)	10,324	2,096,701
Garmin Ltd.	10,252	2,114,578
Hasbro, Inc.	9,206	514,707
Lennar Corp., Cl. A	15,507	2,114,690
Lululemon Athletica, Inc. (a)	7,688	2,939,968
Mohawk Industries, Inc. (a)	2,915	347,264
NIKE, Inc., Cl. B	80,185	6,067,599
NVR, Inc. (a)	210	1,717,569
PulteGroup, Inc.	14,128	1,538,539
Ralph Lauren Corp.	2,609	602,627
Tapestry, Inc. (b)	16,690	1,090,358
		23,941,699
Consumer Services — 1.9%
Airbnb, Inc., Cl. A (a)	29,753	3,909,842
Booking Holdings, Inc.	2,240	11,129,261
Caesars Entertainment, Inc. (a)	15,562	520,082
Carnival Corp. (a)	70,413	1,754,692
Chipotle Mexican Grill, Inc. (a)	92,179	5,558,394
Darden Restaurants, Inc.	8,090	1,510,322
Domino’s Pizza, Inc. (b)	2,279	956,633
Expedia Group, Inc. (a)	8,376	1,560,700
Hilton Worldwide Holdings, Inc.	16,171	3,996,824
Las Vegas Sands Corp. (b)	22,984	1,180,458
Marriott International, Inc., Cl. A	16,041	4,474,477
McDonald’s Corp.	48,432	14,039,952
MGM Resorts International (a)	15,649	542,238
Norwegian Cruise Line Holdings Ltd. (a)	29,816	767,166
Royal Caribbean Cruises Ltd.	16,508	3,808,231
Starbucks Corp.	76,498	6,980,442
Wynn Resorts Ltd. (b)	6,102	525,748
Yum! Brands, Inc.	18,943	2,541,393
		65,756,855
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	29,996	27,484,435
Dollar General Corp.	14,848	1,125,775
Dollar Tree, Inc. (a)	13,485	1,010,566
Sysco Corp.	33,434	2,556,364

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Consumer Staples Distribution & Retail — 1.9% (continued)
Target Corp.	30,621	4,139,347
The Kroger Company (b)	45,128	2,759,577
Walgreens Boots Alliance, Inc. (b)	47,069	439,154
Walmart, Inc.	293,850	26,549,347
		66,064,565
Energy — 3.1%
APA Corp.	25,962	599,463
Baker Hughes Co.	67,183	2,755,847
Chevron Corp.	112,777	16,334,621
ConocoPhillips	88,262	8,752,943
Coterra Energy, Inc.	47,893	1,223,187
Devon Energy Corp.	45,358	1,484,567
Diamondback Energy, Inc.	12,583	2,061,473
EOG Resources, Inc.	37,851	4,639,776
EQT Corp.	41,546	1,915,686
Exxon Mobil Corp.	297,199	31,969,696
Halliburton Co.	59,032	1,605,080
Hess Corp.	18,365	2,442,729
Kinder Morgan, Inc.	133,747	3,664,668
Marathon Petroleum Corp.	21,633	3,017,803
Occidental Petroleum Corp.	44,924	2,219,695
ONEOK, Inc.	39,503	3,966,101
Phillips 66	28,093	3,200,635
Schlumberger NV	96,885	3,714,571
Targa Resources Corp.	14,862	2,652,867
Texas Pacific Land Corp. (b)	1,272	1,406,781
The Williams Companies, Inc.	82,427	4,460,949
Valero Energy Corp.	21,000	2,574,390
		106,663,528
Equity Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. (c)	10,800	1,053,540
American Tower Corp. (c)	31,542	5,785,118
AvalonBay Communities, Inc. (c)	9,543	2,099,174
BXP, Inc. (c)	9,701	721,366
Camden Property Trust (c)	7,151	829,802
Crown Castle, Inc. (c)	29,239	2,653,732
Digital Realty Trust, Inc. (c)	21,027	3,728,718
Equinix, Inc. (c)	6,560	6,185,358
Equity Residential (c)	23,200	1,664,832
Essex Property Trust, Inc. (c)	4,292	1,225,108
Extra Space Storage, Inc. (c)	14,374	2,150,350
Federal Realty Investment Trust (c)	4,800	537,360
Healthpeak Properties, Inc. (c)	46,007	932,562
Host Hotels & Resorts, Inc. (c)	45,764	801,785
Invitation Homes, Inc. (c)	38,644	1,235,449
Iron Mountain, Inc. (c)	19,726	2,073,400
Kimco Realty Corp. (c)	45,879	1,074,945
Mid-America Apartment Communities, Inc. (c)	7,945	1,228,059
Prologis, Inc. (c)	62,569	6,613,543

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Equity Real Estate Investment Trusts — 1.9% (continued)
Public Storage (c)	10,695	3,202,511
Realty Income Corp. (c)	59,560	3,181,100
Regency Centers Corp. (c)	10,835	801,032
SBA Communications Corp. (c)	7,391	1,506,286
Simon Property Group, Inc. (c)	21,052	3,625,365
UDR, Inc. (c)	21,572	936,441
Ventas, Inc. (c)	28,000	1,648,920
VICI Properties, Inc. (c)	71,449	2,087,025
Welltower, Inc. (c)	39,441	4,970,749
Weyerhaeuser Co. (c)	48,570	1,367,245
		65,920,875
Financial Services — 8.0%
American Express Co.	37,591	11,156,633
Ameriprise Financial, Inc.	6,506	3,463,990
Apollo Global Management, Inc.	29,981	4,951,662
Berkshire Hathaway, Inc., Cl. B (a)	124,061	56,234,370
Blackrock, Inc.	9,815	10,061,455
Blackstone, Inc.	49,255	8,492,547
Capital One Financial Corp.	25,457	4,539,492
Cboe Global Markets, Inc.	6,749	1,318,755
CME Group, Inc.	24,604	5,713,787
Corpay, Inc. (a)	4,703	1,591,589
Discover Financial Services	16,863	2,921,177
FactSet Research Systems, Inc.	2,629	1,262,656
Fidelity National Information Services, Inc.	35,939	2,902,793
Fiserv, Inc. (a)	38,516	7,911,957
Franklin Resources, Inc. (b)	21,069	427,490
Global Payments, Inc.	17,079	1,913,873
Intercontinental Exchange, Inc.	39,358	5,864,735
Invesco Ltd.	29,758	520,170
Jack Henry & Associates, Inc.	4,686	821,456
KKR & Co., Inc.	45,662	6,753,866
MarketAxess Holdings, Inc.	2,704	611,212
Mastercard, Inc., Cl. A	55,387	29,165,133
Moody’s Corp.	10,351	4,899,853
Morgan Stanley	84,369	10,606,871
MSCI, Inc.	5,306	3,183,653
Nasdaq, Inc.	27,183	2,101,518
Northern Trust Corp.	13,588	1,392,770
PayPal Holdings, Inc. (a)	67,639	5,772,989
Raymond James Financial, Inc.	12,374	1,922,053
S&P Global, Inc.	21,420	10,667,803
State Street Corp.	19,961	1,959,172
Synchrony Financial	26,069	1,694,485
T. Rowe Price Group, Inc.	14,936	1,689,112
The Bank of New York Mellon Corp.	49,182	3,778,653
The Charles Schwab Corp.	102,051	7,552,794

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Financial Services — 8.0% (continued)
The Goldman Sachs Group, Inc.	21,211	12,145,843
Visa, Inc., Cl. A (b)	116,812	36,917,264
		274,885,631
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	114,964	6,011,468
Archer-Daniels-Midland Co. (a)	30,520	1,541,870
Brown-Forman Corp., Cl. B (b)	13,739	521,807
Bunge Global SA	9,482	737,320
Conagra Brands, Inc.	31,988	887,667
Constellation Brands, Inc., Cl. A	10,777	2,381,717
General Mills, Inc.	38,140	2,432,188
Hormel Foods Corp.	18,681	586,023
Kellanova	18,501	1,498,026
Keurig Dr Pepper, Inc.	75,766	2,433,604
Lamb Weston Holdings, Inc.	10,195	681,332
McCormick & Co., Inc.	17,350	1,322,764
Molson Coors Beverage Co., Cl. B	11,860	679,815
Mondelez International, Inc., Cl. A	90,526	5,407,118
Monster Beverage Corp. (a)	45,966	2,415,973
PepsiCo, Inc.	92,942	14,132,761
Philip Morris International, Inc.	105,215	12,662,625
The Campbell’s Company	13,419	561,988
The Coca-Cola Company	262,500	16,343,250
The Hershey Company	9,491	1,607,301
The J M Smucker Company	6,505	716,331
The Kraft Heinz Company	59,534	1,828,289
Tyson Foods, Inc., Cl. A	19,267	1,106,696
		78,497,933
Health Care Equipment & Services — 4.2%
Abbott Laboratories	117,152	13,251,063
Align Technology, Inc. (a)	4,758	992,091
Baxter International, Inc.	35,626	1,038,854
Becton, Dickinson and Co.	19,575	4,440,980
Boston Scientific Corp. (a)	100,159	8,946,202
Cardinal Health, Inc.	16,092	1,903,201
Cencora, Inc.	12,116	2,722,223
Centene Corp. (a)	35,652	2,159,798
CVS Health Corp.	85,190	3,824,179
DaVita, Inc. (a)	3,184	476,167
DexCom, Inc. (a)	25,885	2,013,076
Edwards Lifesciences Corp. (a)	40,595	3,005,248
Elevance Health, Inc.	15,834	5,841,163
GE HealthCare Technologies, Inc.	30,527	2,386,601
HCA Healthcare, Inc.	12,282	3,686,442
Henry Schein, Inc. (a)	8,060	557,752
Hologic, Inc. (a)	15,695	1,131,453
Humana, Inc.	8,060	2,044,903
IDEXX Laboratories, Inc. (a)	5,553	2,295,832
Insulet Corp. (a)	4,845	1,264,884

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Health Care Equipment & Services — 4.2% (continued)
Intuitive Surgical, Inc. (a)	24,223	12,643,437
Labcorp Holdings, Inc.	5,566	1,276,395
McKesson Corp.	8,618	4,911,484
Medtronic PLC	87,154	6,961,861
Molina Healthcare, Inc. (a)	3,898	1,134,513
Quest Diagnostics, Inc.	7,633	1,151,514
ResMed, Inc.	9,806	2,242,534
Solventum Corp. (a)	8,459	558,802
STERIS PLC	6,477	1,331,412
Stryker Corp.	23,098	8,316,435
Teleflex, Inc.	3,066	545,687
The Cigna Group	18,934	5,228,435
The Cooper Companies, Inc. (a)	13,640	1,253,925
UnitedHealth Group, Inc.	62,094	31,410,871
Universal Health Services, Inc., Cl. B	3,854	691,485
Zimmer Biomet Holdings, Inc.	13,626	1,439,314
		145,080,216
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	17,149	1,795,672
Colgate-Palmolive Co.	55,196	5,017,868
Kenvue, Inc.	129,005	2,754,257
Kimberly-Clark Corp.	21,988	2,881,308
The Clorox Company	8,198	1,331,437
The Estee Lauder Companies, Inc., Cl. A	15,389	1,153,867
The Procter & Gamble Company	159,589	26,755,096
		41,689,505
Insurance — 2.0%
Aflac, Inc.	33,871	3,503,616
American International Group, Inc.	42,399	3,086,647
Aon PLC, Cl. A	14,743	5,295,096
Arch Capital Group Ltd.	25,230	2,329,991
Arthur J Gallagher & Co.	16,295	4,625,336
Assurant, Inc.	3,784	806,824
Brown & Brown, Inc.	16,545	1,687,921
Chubb Ltd.	25,154	6,950,050
Cincinnati Financial Corp.	10,233	1,470,482
Erie Indemnity Co., Cl. A	1,623	669,049
Everest Group Ltd.	2,825	1,023,950
Globe Life, Inc.	5,825	649,604
Loews Corp.	13,248	1,121,973
Marsh & McLennan Cos., Inc.	33,284	7,069,854
MetLife, Inc.	38,527	3,154,591
Principal Financial Group, Inc.	14,438	1,117,646
Prudential Financial, Inc.	24,313	2,881,820
The Allstate Corp.	17,958	3,462,123
The Hartford Financial Services Group, Inc.	19,857	2,172,356
The Progressive Corp.	39,653	9,501,255
The Travelers Companies, Inc.	15,048	3,624,913

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Insurance — 2.0% (continued)
W. R. Berkley Corp.	20,998	1,228,803
Willis Towers Watson PLC	6,826	2,138,176
		69,572,076
Materials — 1.9%
Air Products and Chemicals, Inc.	15,109	4,382,214
Albemarle Corp. (b)	7,972	686,230
Amcor PLC	107,610	1,012,610
Avery Dennison Corp.	5,171	967,649
Ball Corp.	20,669	1,139,482
Celanese Corp.	7,342	508,140
CF Industries Holdings, Inc.	11,931	1,017,953
Corteva, Inc.	47,034	2,679,057
Dow, Inc.	47,383	1,901,480
DuPont de Nemours, Inc.	27,500	2,096,875
Eastman Chemical Co.	7,944	725,446
Ecolab, Inc.	16,900	3,960,008
FMC Corp. (b)	8,575	416,831
Freeport-McMoRan, Inc.	97,163	3,699,967
International Flavors & Fragrances, Inc.	17,043	1,440,986
International Paper Co. (b)	23,183	1,247,709
Linde PLC	32,362	13,548,998
LyondellBasell Industries NV, Cl. A	18,314	1,360,181
Martin Marietta Materials, Inc.	4,098	2,116,617
Newmont Corp.	75,354	2,804,676
Nucor Corp.	15,994	1,866,660
Packaging Corp. of America	6,089	1,370,816
PPG Industries, Inc.	15,777	1,884,563
Smurfit WestRock PLC	31,852	1,715,549
Steel Dynamics, Inc.	9,023	1,029,254
The Mosaic Company	20,963	515,270
The Sherwin-Williams Company	15,421	5,242,060
Vulcan Materials Co.	9,262	2,382,464
		63,719,745
Media & Entertainment — 8.3%
Alphabet, Inc., Cl. A	394,869	74,748,702
Alphabet, Inc., Cl. C	322,346	61,387,572
Charter Communications, Inc., Cl. A (a),(b)	6,526	2,236,917
Comcast Corp., Cl. A	258,376	9,696,851
Electronic Arts, Inc.	16,201	2,370,206
Fox Corp., Cl. A	14,997	728,554
Fox Corp., Cl. B	7,258	331,981
Live Nation Entertainment, Inc. (a)	10,460	1,354,570
Match Group, Inc. (a),(b)	16,846	551,033
Meta Platforms, Inc., Cl. A	147,471	86,345,745
Netflix, Inc. (a)	28,915	25,772,518
News Corp., Cl. A	25,770	709,706
News Corp., Cl. B (b)	7,085	215,597
Omnicom Group, Inc. (b)	13,649	1,174,360
Paramount Global, Cl. B (b)	42,705	446,694

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Media & Entertainment — 8.3% (continued)
Take-Two Interactive Software, Inc. (a)	10,987	2,022,487
The Interpublic Group of Companies, Inc.	26,109	731,574
The Walt Disney Company	122,035	13,588,597
Warner Bros Discovery, Inc. (a)	153,672	1,624,313
		286,037,977
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.	119,646	21,261,094
Agilent Technologies, Inc.	19,578	2,630,109
Amgen, Inc.	36,155	9,423,439
Biogen, Inc. (a)	9,759	1,492,346
Bio-Techne Corp.	10,898	784,983
Bristol-Myers Squibb Co.	136,808	7,737,861
Charles River Laboratories International, Inc. (a)	3,532	652,007
Danaher Corp.	43,585	10,004,937
Eli Lilly & Co.	53,291	41,140,652
Gilead Sciences, Inc.	84,110	7,769,241
Incyte Corp. (a)	10,831	748,097
IQVIA Holdings, Inc. (a)	11,772	2,313,316
Johnson & Johnson	163,034	23,577,977
Merck & Co., Inc.	170,666	16,977,854
Mettler-Toledo International, Inc. (a)	1,417	1,733,955
Moderna, Inc. (a)	22,949	954,219
Pfizer, Inc.	383,886	10,184,496
Regeneron Pharmaceuticals, Inc. (a)	7,086	5,047,570
Revvity, Inc. (b)	8,180	912,970
Thermo Fisher Scientific, Inc.	25,892	13,469,795
Vertex Pharmaceuticals, Inc. (a)	17,444	7,024,699
Viatris, Inc.	77,835	969,046
Waters Corp. (a)	4,180	1,550,696
West Pharmaceutical Services, Inc.	4,915	1,609,957
Zoetis, Inc.	30,137	4,910,221
		194,881,537
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A (a)	20,184	2,649,957
CoStar Group, Inc. (a)	27,257	1,951,329
		4,601,286
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc. (a)	109,681	13,248,368
Analog Devices, Inc.	33,982	7,219,816
Applied Materials, Inc.	55,705	9,059,304
Broadcom, Inc.	315,912	73,241,038
Enphase Energy, Inc. (a),(b)	8,859	608,436
First Solar, Inc. (a)	7,139	1,258,177
Intel Corp.	291,827	5,851,131
KLA Corp.	8,926	5,624,451
Lam Research Corp.	86,791	6,268,914
Microchip Technology, Inc.	36,119	2,071,425
Micron Technology, Inc.	74,705	6,287,173
Monolithic Power Systems, Inc.	3,331	1,970,953

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Semiconductors & Semiconductor Equipment — 11.2% (continued)
NVIDIA Corp.	1,659,400	222,840,826
NXP Semiconductors NV	17,250	3,585,412
ON Semiconductor Corp. (a)	29,046	1,831,350
QUALCOMM, Inc.	75,043	11,528,106
Skyworks Solutions, Inc.	11,197	992,950
Teradyne, Inc.	11,239	1,415,215
Texas Instruments, Inc.	61,708	11,570,867
		386,473,912
Software & Services — 11.3%
Accenture PLC, Cl. A	42,164	14,832,874
Adobe, Inc. (a)	29,731	13,220,781
Akamai Technologies, Inc. (a)	10,858	1,038,568
Ansys, Inc. (a)	6,039	2,037,136
Autodesk, Inc. (a)	14,408	4,258,573
Cadence Design Systems, Inc. (a)	18,467	5,548,595
Cognizant Technology Solutions Corp., Cl. A	34,056	2,618,906
CrowdStrike Holdings, Inc., Cl. A (a)	15,836	5,418,446
EPAM Systems, Inc. (a)	4,016	939,021
Fair Isaac Corp. (a)	1,658	3,300,962
Fortinet, Inc. (a)	42,864	4,049,791
Gartner, Inc. (a)	5,213	2,525,542
Gen Digital, Inc.	36,535	1,000,328
GoDaddy, Inc., Cl. A (a)	9,463	1,867,712
International Business Machines Corp.	62,283	13,691,672
Intuit, Inc.	18,967	11,920,759
Microsoft Corp.	502,896	211,970,664
Oracle Corp.	108,810	18,132,098
Palantir Technologies, Inc., Cl. A (a)	138,582	10,480,957
Palo Alto Networks, Inc. (a)	44,218	8,045,907
PTC, Inc. (a)	8,141	1,496,886
Roper Technologies, Inc.	7,224	3,755,396
Salesforce, Inc.	64,640	21,611,091
ServiceNow, Inc. (a)	13,966	14,805,636
Synopsys, Inc. (a)	10,357	5,026,873
Tyler Technologies, Inc. (a)	2,933	1,691,285
VeriSign, Inc. (a)	5,385	1,114,480
Workday, Inc., Cl. A (a)	14,290	3,687,249
		390,088,188
Technology Hardware & Equipment — 9.2%
Amphenol Corp., Cl. A	81,570	5,665,036
Apple, Inc.	1,022,372	256,022,396
Arista Networks, Inc. (a)	70,084	7,746,385
CDW Corp.	9,018	1,569,493
Cisco Systems, Inc.	269,532	15,956,294
Corning, Inc.	51,850	2,463,912
Dell Technologies, Inc., Cl. C	20,744	2,390,539
F5, Inc. (a)	3,648	917,363
Hewlett Packard Enterprise Co.	86,390	1,844,426
HP, Inc.	65,650	2,142,159

Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Technology Hardware & Equipment — 9.2% (continued)
Jabil, Inc.	7,856	1,130,478
Juniper Networks, Inc.	21,269	796,524
Keysight Technologies, Inc. (a)	12,150	1,951,654
Motorola Solutions, Inc.	11,529	5,329,050
NetApp, Inc.	13,737	1,594,591
Seagate Technology Holdings PLC	14,226	1,227,846
Super Micro Computer, Inc. (a)	36,445	1,110,844
TE Connectivity PLC	20,639	2,950,758
Teledyne Technologies, Inc. (a)	3,005	1,394,711
Trimble, Inc. (a)	15,506	1,095,654
Western Digital Corp. (a)	24,170	1,441,257
Zebra Technologies Corp., Cl. A (a)	3,518	1,358,722
		318,100,092
Telecommunication Services — .9%
AT&T, Inc.	483,928	11,019,041
T-Mobile US, Inc.	33,224	7,333,533
Verizon Communications, Inc.	284,783	11,388,472
		29,741,046
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	8,100	836,892
CSX Corp.	130,512	4,211,622
Delta Air Lines, Inc.	43,883	2,654,921
Expeditors International of Washington, Inc.	9,278	1,027,724
FedEx Corp.	15,007	4,221,919
J.B. Hunt Transport Services, Inc.	5,678	969,007
Norfolk Southern Corp.	15,241	3,577,063
Old Dominion Freight Line, Inc.	12,574	2,218,054
Southwest Airlines Co. (b)	41,422	1,392,608
Uber Technologies, Inc. (a)	142,352	8,586,673
Union Pacific Corp.	41,310	9,420,332
United Airlines Holdings, Inc. (a)	22,625	2,196,888
United Parcel Service, Inc., Cl. B	49,657	6,261,748
		47,575,451
Utilities — 2.3%
Alliant Energy Corp.	17,725	1,048,257
Ameren Corp.	18,192	1,621,635
American Electric Power Co., Inc.	35,609	3,284,218
American Water Works Co., Inc.	13,366	1,663,933
Atmos Energy Corp. (b)	10,238	1,425,846
CenterPoint Energy, Inc.	44,401	1,408,844
CMS Energy Corp.	19,919	1,327,601
Consolidated Edison, Inc.	23,923	2,134,649
Constellation Energy Corp.	21,219	4,746,903
Dominion Energy, Inc.	56,300	3,032,318
DTE Energy Co.	14,375	1,735,781
Duke Energy Corp.	52,555	5,662,276
Edison International	25,767	2,057,237
Entergy Corp.	28,248	2,141,763
Evergy, Inc.	14,961	920,850

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 97.9% (continued)
Utilities — 2.3% (continued)
Eversource Energy	25,098	1,441,378
Exelon Corp.	68,436	2,575,931
FirstEnergy Corp.	36,205	1,440,235
NextEra Energy, Inc.	139,206	9,979,678
NiSource, Inc.	31,012	1,140,001
NRG Energy, Inc.	13,568	1,224,105
PG&E Corp.	148,473	2,996,185
Pinnacle West Capital Corp.	7,570	641,709
PPL Corp.	51,034	1,656,564
Public Service Enterprise Group, Inc.	33,421	2,823,740
Sempra	42,529	3,730,644
The AES Corp.	49,717	639,858
The Southern Company	73,770	6,072,746
Vistra Corp.	23,217	3,200,928
WEC Energy Group, Inc.	21,935	2,062,767
Xcel Energy, Inc.	38,965	2,630,917
		78,469,497
Total Common Stocks (cost $668,089,800)		3,368,916,955

	1-Day Yield (%)
Investment Companies — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $69,658,059)	4.54	69,658,059	69,658,059
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $292,105)	4.54	292,105	292,105
Total Investments (cost $738,039,964)		99.9%	3,438,867,119
Cash and Receivables (Net)		.1%	4,368,944
Net Assets		100.0%	3,443,236,063

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $49,978,672 and the value of the collateral was
$51,127,940, consisting of cash collateral of $292,105 and U.S. Government & Agency securities valued at $50,835,835.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	60,597,066	410,660,937	(401,599,944)	69,658,059	2,215,985
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	14,633,757	(14,341,652)	292,105	49,732††
Total - 2.0%	60,597,066	425,294,694	(415,941,596)	69,950,164	2,265,717

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor’s 500 E-mini	252	3/21/2025	76,666,277	74,790,450	(1,875,827)

Gross Unrealized Depreciation	(1,875,827)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $49,978,672)—Note 1(c):
Unaffiliated issuers	668,089,800	3,368,916,955
Affiliated issuers	69,950,164	69,950,164
Cash collateral held by broker—Note 4		3,813,000
Dividends and securities lending income receivable		2,376,940
Receivable for shares of Common Stock subscribed		671,338
Prepaid expenses		24,303
		3,445,752,700
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		749,864
Payable for shares of Common Stock redeemed		906,087
Liability for securities on loan—Note 1(c)		292,105
Payable for futures variation margin—Note 4		290,843
Directors’ fees and expenses payable		32,317
Other accrued expenses		245,421
		2,516,637
Net Assets ($)		3,443,236,063
Composition of Net Assets ($):
Paid-in capital		559,153,975
Total distributable earnings (loss)		2,884,082,088
Net Assets ($)		3,443,236,063

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	3,378,132,009	65,104,054
Shares Outstanding	42,355,562	813,895
Net Asset Value Per Share ($)	79.76	79.99
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $10,866 foreign taxes withheld at source):
Unaffiliated issuers	43,693,121
Affiliated issuers	2,215,985
Interest	120,641
Income from securities lending—Note 1(c)	49,732
Total Income	46,079,479
Expenses:
Management fee—Note 3(a)	7,909,942
Directors’ fees and expenses—Note 3(d)	312,281
Distribution fees—Note 3(b)	156,283
Prospectus and shareholders’ reports	97,796
Professional fees	95,291
Loan commitment fees—Note 2	71,974
Chief Compliance Officer fees—Note 3(c)	19,576
Shareholder servicing costs—Note 3(c)	11,018
Registration fees	1,795
Miscellaneous	245,534
Total Expenses	8,921,490
Less—reduction in fees due to earnings credits—Note 3(c)	(548)
Net Expenses	8,920,942
Net Investment Income	37,158,537
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	192,710,320
Net realized gain (loss) on futures	9,869,257
Net Realized Gain (Loss)	202,579,577
Net change in unrealized appreciation (depreciation) on investments	464,349,997
Net change in unrealized appreciation (depreciation) on futures	(3,157,265)
Net Change in Unrealized Appreciation (Depreciation)	461,192,732
Net Realized and Unrealized Gain (Loss) on Investments	663,772,309
Net Increase in Net Assets Resulting from Operations	700,930,846
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	37,158,537	38,506,599
Net realized gain (loss) on investments	202,579,577	206,177,917
Net change in unrealized appreciation (depreciation) on investments	461,192,732	389,090,410
Net Increase (Decrease) in Net Assets Resulting from Operations	700,930,846	633,774,926
Distributions ($):
Distributions to shareholders:
Initial Shares	(234,789,824)	(137,928,035)
Service Shares	(4,461,319)	(2,652,218)
Total Distributions	(239,251,143)	(140,580,253)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	363,140,137	306,945,346
Service Shares	1,661,291	1,590,985
Distributions reinvested:
Initial Shares	234,789,824	137,928,035
Service Shares	4,461,319	2,652,218
Cost of shares redeemed:
Initial Shares	(578,937,052)	(561,929,172)
Service Shares	(7,770,381)	(7,336,442)
Increase (Decrease) in Net Assets from Capital Stock Transactions	17,345,138	(120,149,030)
Total Increase (Decrease) in Net Assets	479,024,841	373,045,643
Net Assets ($):
Beginning of Period	2,964,211,222	2,591,165,579
End of Period	3,443,236,063	2,964,211,222

Capital Share Transactions (Shares):
Initial Shares
Shares sold	4,793,050	4,955,857
Shares issued for distributions reinvested	3,264,012	2,275,854
Shares redeemed	(7,777,351)	(9,092,363)
Net Increase (Decrease) in Shares Outstanding	279,711	(1,860,652)
Service Shares
Shares sold	22,174	25,410
Shares issued for distributions reinvested	61,953	43,750
Shares redeemed	(104,479)	(116,809)
Net Increase (Decrease) in Shares Outstanding	(20,352)	(47,649)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	69.08	57.81	77.81	64.27	59.95
Investment Operations:
Net investment income(a)	.86	.89	.85	.80	.88
Net realized and unrealized gain (loss) on investments	15.51	13.62	(14.27)	16.71	8.01
Total from Investment Operations	16.37	14.51	(13.42)	17.51	8.89
Distributions:
Dividends from net investment income	(.88 )	(.90 )	(.85 )	(.81 )	(.90 )
Dividends from net realized gain on investments	(4.81)	(2.34)	(5.73)	(3.16)	(3.67)
Total Distributions	(5.69)	(3.24)	(6.58)	(3.97)	(4.57)
Net asset value, end of period	79.76	69.08	57.81	77.81	64.27
Total Return (%)	24.67	25.93	(18.31)	28.40	18.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.27	.26	.26	.27
Ratio of net expenses to average net assets	.27	.27	.26	.26	.27
Ratio of net investment income to average net assets	1.16	1.42	1.35	1.14	1.57
Portfolio Turnover Rate	2.65	2.32	1.85	3.62	3.58
Net Assets, end of period ($ x 1,000)	3,378,132	2,906,425	2,540,045	3,272,702	2,718,274

(a)	Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	69.27	57.97	78.00	64.37	60.03
Investment Operations:
Net investment income(a)	.68	.73	.69	.63	.74
Net realized and unrealized gain (loss) on investments	15.54	13.65	(14.30)	16.75	8.02
Total from Investment Operations	16.22	14.38	(13.61)	17.38	8.76
Distributions:
Dividends from net investment income	(.69 )	(.74 )	(.69 )	(.59 )	(.75 )
Dividends from net realized gain on investments	(4.81)	(2.34)	(5.73)	(3.16)	(3.67)
Total Distributions	(5.50)	(3.08)	(6.42)	(3.75)	(4.42)
Net asset value, end of period	79.99	69.27	57.97	78.00	64.37
Total Return (%)	24.34	25.60	(18.52)	28.11	17.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.52	.51	.51	.52
Ratio of net expenses to average net assets	.52	.52	.51	.51	.52
Ratio of net investment income to average net assets	.91	1.17	1.10	.89	1.32
Portfolio Turnover Rate	2.65	2.32	1.85	3.62	3.58
Net Assets, end of period ($ x 1,000)	65,104	57,786	51,121	68,792	195,831

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s index manager (the “Index Manager”).
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value of Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are

NOTES TO FINANCIAL STATEMENTS (continued)
used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,368,916,955	—	—	3,368,916,955
Investment Companies	69,950,164	—	—	69,950,164
Liabilities ($)
Other Financial Instruments:
Futures††	(1,875,827)	—	—	(1,875,827)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign

NOTES TO FINANCIAL STATEMENTS (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $6,788 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	49,978,672	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(49,978,672)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (continued)
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $3,630,235, undistributed capital gains $196,970,132 and unrealized appreciation $2,683,481,721.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $37,798,883 and $38,604,101, and long-term capital gains $201,452,260 and $101,976,152, respectively.
During the period ended December 31, 2024, as a result of permanent book to tax differences, primarily due to tax treatment for Kimco Realty Corp long-term capital gain adjustments, the fund decreased total distributable earnings (loss) by $13,676 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Index-Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, for its services to the fund.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.

NOTES TO FINANCIAL STATEMENTS (continued)
The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2024, Service shares were charged $156,283 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2024, Initial shares were charged $9,155 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $1,541 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $548.
During the period ended December 31, 2024, the fund was charged $19,576 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $731,087, Distribution Plan fees of $14,138, Chief Compliance Officer fees of $4,057 and Transfer Agent fees of $582.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2024, amounted to $83,931,516 and $274,048,576, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended December 31, 2024 is discussed below.
Deposits with Broker:  The amount included in deposits held with broker represents cash balances that are held by a broker including collateral required for derivative contracts within Cash collateral held by broker in the Statement of Asset and Liabilities. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2024 are set forth in the Statement of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of December 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	-	Equity Risk	(1,875,827)(1)
Gross fair value of derivative contracts	-		(1,875,827)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	9,869,257	9,869,257
Total	9,869,257	9,869,257

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	(3,157,265)	(3,157,265)
Total	(3,157,265)	(3,157,265)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2024:
Average Market Value ($)
Futures:
Equity Futures Long	52,240,044
At December 31, 2024, the cost of investments for federal income tax purposes was $755,385,398; accordingly, accumulated net unrealized appreciation on investments was $2,683,481,721, consisting of $2,728,017,856 gross unrealized appreciation and $44,536,135 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Stock Index Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Stock Index Fund, Inc. (the “Fund”), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 11, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2024 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns.The fund also hereby reports $4.8000 per share as a long-term capital gain distribution and $.0084 per share as a short-term capital gain distribution paid March 28, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0763NCSRAR1224

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 7, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 7, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)